COMMITMENTS AND CONTINGENT LIABILITIES: (Details Narrative) € in Thousands, ₪ in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Feb. 28, 2018 USD ($)	Feb. 28, 2018 ILS (₪)	Jul. 13, 2005	Feb. 28, 2018 ILS (₪)	Apr. 30, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 USD ($)
Disclosure of contingent liabilities [line items]
Participation in research and development expenses						$ (2,803)			$ 4,600		$ 2,718
Advances payments for property and equipment						4,381
License Agreement [Member] | Hebrew University of Jerusalem (Yissum Research and Development) ([Member]
Disclosure of contingent liabilities [line items]
Percentage of royalty paid based on net income			3.00%
Percentage of royalty paid on sub-licenses			15.00%
Description of expiration period of agreement

In accordance with the license agreement, the agreement will remain in force until the later of the expiry of the last patent that partially underlies the Products on a global basis or 15 years from the time of the first commercial sale under the license agreement.

IIA Grants Program [Member]
Disclosure of contingent liabilities [line items]
Total grants received from the IIA						$ 12,200
IIA Grants Program [Member] | Bottom of Range [Member]
Disclosure of contingent liabilities [line items]
Percentage of royalty paid based on net income						3.00%	3.00%	3.00%
IIA Grants Program [Member] | Top of Range [Member]
Disclosure of contingent liabilities [line items]
Percentage of royalty paid based on net income						5.00%	5.00%	5.00%
IIA Grants Program [Member] | NIS
Disclosure of contingent liabilities [line items]
Total grants received from the IIA | ₪							₪ 42,300
Lease Agreement [Member]
Disclosure of contingent liabilities [line items]
Lease payments in 2017						$ 520
Bank guarantee						60
Total forecast lease payments (from January 1, 2018 through June 30, 2021)						2,300
Israeli Innovation Authority Grants Program [Member]
Disclosure of contingent liabilities [line items]
Participation in research and development expenses									$ 4,500		$ 2,000
Repayments of research and development expenses						2,850
Israeli Innovation Authority Grants Program [Member] | Subsequent Event [Member]
Disclosure of contingent liabilities [line items]
Repayment of grants to IIA	$ 2,300
Israeli Innovation Authority Grants Program [Member] | NIS
Disclosure of contingent liabilities [line items]
Participation in research and development expenses | ₪										₪ 17,000
Repayments of research and development expenses | ₪							₪ 10,100
Israeli Innovation Authority Grants Program [Member] | NIS | Subsequent Event [Member]
Disclosure of contingent liabilities [line items]
Repayment of grants to IIA | ₪		₪ 8,000
Interest and linkage differences | ₪				₪ 100
Automated Production Line [Member] | International Manufacturer [Member]
Disclosure of contingent liabilities [line items]
Advances payments for property and equipment						$ 4,381
Automated Production Line [Member] | Euro | International Manufacturer [Member]
Disclosure of contingent liabilities [line items]
Total automated production line amount | €					€ 7,500
Advances payments for property and equipment | €								€ 3,750